Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Details Of Long-Term Debt, Weighted Average Interest Rates And Due Dates
Long-term debt, interest rates and due dates at December 31 are as follows:

	2016			2015
	Year-end Interest Rate	Due Date Through	Balance	Year-end Interest Rate	Due Date Through	Balance
Term notes	3.8%	2024	$745.3	3.8%	2024	$744.4
Industrial development bonds, principally variable interest rates	.9%	2030	12.5	.3%	2030	14.8
Commercial paper	(1)	2021	195.9	(1)	2019	181.5
Capitalized leases (primarily machinery, vehicle and office equipment)			5.7			4.2
Other, partially secured			.4			—
			959.8			944.9
Less current maturities			3.6			3.4
			$956.2			$941.5

Maturities Of Long-Term Debt	Maturities of long-term debt, including unamortized premium, discount and deferred loan costs are as follows:

Year ended December 31
2017	$3.6
2018	153.0
2019	.7
2020	—
2021	195.2
Thereafter	607.3
$959.8

Amounts Outstanding Related To Commercial Paper Program
Amounts outstanding at December 31 related to our commercial paper program were:

	2016	2015
Total program authorized	$750.0	$600.0

Commercial paper outstanding (classified as long-term debt)	(195.9)	(181.5)
Letters of credit issued under the credit facility	—	—
Total program usage	(195.9)	(181.5)
Total program available	$554.1	$418.5